PRUDENTIAL BANCORP, INC. OF PENNSYLVANIA (PARENT COMPANY ONLY) - Summary of statement of financial condition (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Sep. 30, 2012	Mar. 31, 2012	Sep. 30, 2011	Sep. 30, 2010
ASSETS
Cash	$ 33,612	$ 81,273	$ 61,891	$ 53,829	$ 66,524
Total assets	479,103	490,504		499,537
STOCKHOLDERS' EQUITY:
Preferred stock
Common stock	126	126		126
Additional paid-in-capital	54,932	54,610		54,078
Unearned ESOP shares	(2,676)	(2,787)		(3,011)
Treasury stock	(31,625)	(31,625)		(31,625)
Retained earnings	38,510	38,224		35,631
Accumulated other comprehensive income	913	1,283		2,253
Total stockholders' equity	60,180	59,831		57,452	56,999
Total liabilities and stockholders' equity	479,103	490,504		499,537
PRUDENTIAL BANCORP, INC. OF PENNSYLVANIA
ASSETS
Cash	105	254	273	500	1,062
ESOP loan receivable	3,249	3,342		3,521
Investment in Bank	56,448	55,952		53,304
Other assets	378	283		127
Total assets	60,180	59,831		57,452
STOCKHOLDERS' EQUITY:
Preferred stock
Common stock	126	126		126
Additional paid-in-capital	54,932	54,610		54,078
Unearned ESOP shares	(2,676)	(2,787)		(3,011)
Treasury stock	(31,625)	(31,625)		(31,625)
Retained earnings	38,510	38,224		35,631
Accumulated other comprehensive income	913	1,283		2,253
Total stockholders' equity	60,180	59,831		57,452
Total liabilities and stockholders' equity	$ 60,180	$ 59,831		$ 57,452